Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities
Schedule of other liabilities

	December 31,	December 31,
	2021	2020
Non-current other liabilities
Advance from depositary	135,741	142,531
Total	135,741	142,531
Current other liabilities
Advance from depositary – current portion	54,770	38,759
Put liability to non-controlling participants in subsidiary	85,146	—
Total	139,916	38,759